Pensions and Post Retirement Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension And Post Retirement Benefits [Abstract]
Employer contributions	$ 36.8	$ 28.8
Expected employer contributions	$ 19.3